Related party disclosure - Summary of Remuneration To Key Managerial Personnel (KMP) (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of transactions between related parties [line items]
Key management personnel compensation	₨ 318	₨ 413	₨ 456
Mr Sumant Sinha Chairman And Managing Director
Disclosure of transactions between related parties [line items]
Key management personnel compensation	191	215	302
Mr Ravi Seth Chief Financial Officer
Disclosure of transactions between related parties [line items]
Key management personnel compensation		21	42
Mr D Muthukumaran Chief Financial Officer
Disclosure of transactions between related parties [line items]
Key management personnel compensation	100	88
Mr Ashish Jain Company Secretary And Compliance Officer
Disclosure of transactions between related parties [line items]
Key management personnel compensation	7	7	6
Mr Parag Sharma Chief Operating Officer And Head Of Solar Business
Disclosure of transactions between related parties [line items]
Key management personnel compensation		17	37
Mr Balram Mehta President Of Wind Business
Disclosure of transactions between related parties [line items]
Key management personnel compensation		30	37
Mr Ravi Parmeshwar Chief Human Resource Officer
Disclosure of transactions between related parties [line items]
Key management personnel compensation		17	19
Mrs Vaishali Nigam Sinha CSR And Communication Officer
Disclosure of transactions between related parties [line items]
Key management personnel compensation	₨ 20	₨ 18	₨ 13